ACQUISITIONS AND DIVESTITURES - OTHER DIVESTITURES (Details) - USD ($) $ in Thousands	Dec. 23, 2021	Jul. 09, 2021
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Consideration paid (received)		$ (66,168)
Diversified Energy Company, PLC
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Proportion of ownership interest in joint venture	51.25%
Net proceeds	$ (33,911)